Related party transactions and balances - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related party transactions and balances
Long-term prepayments to related parties	¥ 71	$ 10	¥ 20,037
Amounts due to related parties - current			23,290
Amounts due to related parties - non-current	1,000	$ 145	1,000
ZMI
Related party transactions and balances
Long-term prepayments to related parties	¥ 71		20,037
ZMI | Maximum
Related party transactions and balances
Notes payable term	6 months	6 months
ZMI | Minimum
Related party transactions and balances
Notes payable term	3 months	3 months
Nominee Shareholders of Shanghai Zhixiang
Related party transactions and balances
Amounts due to related parties - non-current	¥ 1,000		¥ 1,000